Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Jun. 19, 2024
Neuberger Berman Flexible Credit Income ETF
Prospectus [Line Items]
Trading Symbol	NBFC